Federated Income Securities Trust

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 27, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	FEDERATED INCOME SECURITIES TRUST (the “Registrant”)

Federated Real Return Bond Fund (the “Fund”)

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2019, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 211 on November 26, 2019.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary